Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 997,137	$ 634,185	$ 454,851
Strayer University
Disaggregation of Revenue [Line Items]
Revenues	536,969	477,839	454,851
Strayer University | Tuition, net of discounts, grants and scholarships
Disaggregation of Revenue [Line Items]
Revenues	517,586	455,765	433,938
Strayer University | Other
Disaggregation of Revenue [Line Items]
Revenues	19,383	22,074	20,913
Capella University
Disaggregation of Revenue [Line Items]
Revenues	460,168	156,346	0
Capella University | Tuition, net of discounts, grants and scholarships
Disaggregation of Revenue [Line Items]
Revenues	438,676	148,168	0
Capella University | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 21,492	$ 8,178	$ 0